Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Net income	$ 751,609	$ (720,093)	$ (491,006)
Accumulated deficit	$ (472,966)	$ (1,224,575)